INCOME TAXES (Schedule of Tax Effect Computed by Applying Federal and Provincial/State Statutory Rates) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Net income (loss) before taxes	$ (9,000,755)	$ (9,968,677)	$ (292,004)
Average tax rate	32.00%	26.00%	2.50%
Income tax expense (recovery)	$ (2,198,000)	$ (2,458,000)	$ (73,000)
Permanent differences and others	(303,048)	1,457,000
Effect of change in income tax rates	(37,000)	(6,000)
Temporary differences	57,000
Change in valuation allowance	2,168,000	902,000	73,000
Net deferred tax (recovery)	$ (313,048)	$ (105,000)